Equity-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Restricted Stock Units

The fair value of these restricted stock units was estimated based upon the possible future value of the Company’s common stock using a Monte-Carlo simulation, which included the following assumptions as of the grant date:

Fair value of common stock (non-marketable, per share)	$14.83
Time to settlement date	2.08 years
Volatility	30.0%
Risk-free rate	1.1%

Summary of activity related to restricted stock unit awards

The following table summarizes the activity related to restricted stock unit awards for the years ended December 31, 2016 and 2015:

	For the Year Ended December 31,
	2016		2015
	Number of Shares	Fair Value per Unit at Award Date	Number of Shares	Fair Value per Unit at Award Date
Non-vested at beginning of period	258,375	$13.43	—	$—
Units deemed improbable to vest	(258,375)	13.43	—	—
Amended grants	395,250	5.14	—	—
New units	277,500	5.14	258,375	13.43

Non-vested at end of period	672,750	$5.14	258,375	$13.43